Shareholders' Equity and Equity Incentive Plan - Share-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	$ 46,966	$ 5,509	$ 13,924
Research and development
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	7,696	1,741	2,918
Sales and marketing
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	4,934	459	1,755
General and administrative
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation	$ 34,336	$ 3,309	$ 9,251